STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Preferred Stock, Shares Authorized	20,000	20,000	50,000,000
Common Stock, Shares, Outstanding	161,704,695	161,704,695	133,702,938
Turnongreen Inc [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, No Par Value	$ 0.001	$ 0.001	$ 0.001
Turnongreen Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding	1,000	1,000	1,000
Turnongreen Inc [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	50,000	50,000	50,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Outstanding	0	0	0